Financial risk management and fair value estimates (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ARS ($)
Agricultural Business [Member]
Statement [Line Items]
Commodities (in tons)	2,744,472	2,744,472	2,847,261	2,847,261
Derivatives at fair value		$ 771,000,000		$ 302,000,000
Gain / (Loss) for valuation at fair value at year-end		3,041,000,000		(2,023,000,000)
Premium paid or (collected)		$ 9,000,000		$ (179,000,000)
Futures Contract [Member] | Sugarcane [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	1,487,190	1,487,190
Derivatives at fair value		$ 124,000,000
Gain / (Loss) for valuation at fair value at year-end		0
Premium paid or (collected)		$ 0
Futures Contract [Member] | Corn [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	204,724	204,724	240,112	240,112
Derivatives at fair value		$ (48,000,000)		$ 22,000,000
Gain / (Loss) for valuation at fair value at year-end		2,182,000,000		$ (200,000,000)
Premium paid or (collected)		$ 0	$ 0
Futures Contract [Member] | Corn [Member] | Purchase futures [Member]
Statement [Line Items]
Commodities (in tons)	800	800	21,500	21,500
Derivatives at fair value		$ 0		$ 0
Gain / (Loss) for valuation at fair value at year-end		(4,000,000)		$ (179,000,000)
Premium paid or (collected)		$ 0	$ 0
Futures Contract [Member] | Soybeans [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	229,585	229,585	389,204	389,204
Derivatives at fair value		$ 567,000,000		$ 629,000,000
Gain / (Loss) for valuation at fair value at year-end		(367,000,000)		$ (1,976,000,000)
Premium paid or (collected)		$ 0	$ 0
Futures Contract [Member] | Soybeans [Member] | Purchase futures [Member]
Statement [Line Items]
Commodities (in tons)	3,460	3,460	895	895
Derivatives at fair value		$ 0		$ 0
Gain / (Loss) for valuation at fair value at year-end		24,000,000		$ (6,000,000)
Premium paid or (collected)		$ 0	$ 0
Futures Contract [Member] | Wheat [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	35,900	35,900	34,500	34,500
Derivatives at fair value		$ 0		$ (30,000,000)
Gain / (Loss) for valuation at fair value at year-end		236,000,000		$ 278,000,000
Premium paid or (collected)		$ 0	$ 0
Futures Contract [Member] | Wheat [Member] | Purchase futures [Member]
Statement [Line Items]
Commodities (in tons)	700	700	700	700
Derivatives at fair value		$ 0		$ 0
Gain / (Loss) for valuation at fair value at year-end		(2,000,000)		$ (2,000,000)
Premium paid or (collected)		$ 0	$ 0
Futures Contract [Member] | Ethanol [Member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	159	159	16,380	16,380
Derivatives at fair value		$ (40,000,000)		$ (218,000,000)
Gain / (Loss) for valuation at fair value at year-end		554,000,000		$ (13,000,000)
Premium paid or (collected)		$ 0	$ 0
Futures Contract [Member] | Livestock [member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	0	0	27,720	27,720
Derivatives at fair value		$ 0		$ 0
Gain / (Loss) for valuation at fair value at year-end		102,000,000		$ 16,000,000
Premium paid or (collected)		$ 0	$ 0
Futures Contract [Member] | Cotton [member] | Sale Futures [Member]
Statement [Line Items]
Commodities (in tons)	703,948	703,948	2,000,000	2,000,000
Derivatives at fair value		$ (133,000,000)		$ 34,000,000
Gain / (Loss) for valuation at fair value at year-end		(38,000,000)		$ 0
Premium paid or (collected)		$ 0	$ 0
Option contract [member] | Corn [Member] | Purchase Put Option [Member]
Statement [Line Items]
Commodities (in tons)	3,213	3,213	0	0
Derivatives at fair value		$ 50,000,000		$ 0
Gain / (Loss) for valuation at fair value at year-end		0		$ 0
Premium paid or (collected)		$ (53)	$ (24)
Option contract [member] | Corn [Member] | Sale Put Options [Member]
Statement [Line Items]
Commodities (in tons)	22,600	22,600	21,779	21,779
Derivatives at fair value	$ 0			$ 6,000,000
Gain / (Loss) for valuation at fair value at year-end	$ 0			$ (2,000,000)
Premium paid or (collected)		$ 7	$ 93
Option contract [member] | Corn [Member] | Sale Call Options [Member]
Statement [Line Items]
Commodities (in tons)	5,100	5,100	721	721
Derivatives at fair value		$ 0		$ (144,000,000)
Gain / (Loss) for valuation at fair value at year-end		0	$ 0
Premium paid or (collected)		$ 66,000,000		$ 321,000,000
Option contract [member] | Corn [Member] | Purchased Call Options [Member]
Statement [Line Items]
Commodities (in tons)	5,080	5,080	2,500	2,500
Derivatives at fair value	$ 77,000,000			$ 0
Gain / (Loss) for valuation at fair value at year-end		$ (134)		0
Premium paid or (collected)	$ (126,000,000)			$ (636,000,000)
Option contract [member] | Soybeans [Member] | Purchase Put Option [Member]
Statement [Line Items]
Commodities (in tons)	5,300	5,300	5,500	5,500
Derivatives at fair value	$ 10,000,000			$ 15,000,000
Gain / (Loss) for valuation at fair value at year-end	$ (15,000,000)			$ 15,000,000
Premium paid or (collected)		$ (183)	$ (78)
Option contract [member] | Soybeans [Member] | Sale Put Options [Member]
Statement [Line Items]
Commodities (in tons)	834	834	36,300	36,300
Derivatives at fair value		$ 205,000,000		$ 0
Gain / (Loss) for valuation at fair value at year-end		0		$ (122,000,000)
Premium paid or (collected)		$ 178	$ 272
Option contract [member] | Soybeans [Member] | Sale Call Options [Member]
Statement [Line Items]
Commodities (in tons)	18,100	18,100	252	252
Derivatives at fair value	$ 0			$ (91,000,000)
Gain / (Loss) for valuation at fair value at year-end		$ 0	$ 1
Premium paid or (collected)		$ 216,000,000		$ 1,127,000,000
Option contract [member] | Soybeans [Member] | Purchased Call Options [Member]
Statement [Line Items]
Commodities (in tons)	8,700	8,700	20,248	20,248
Derivatives at fair value		$ 0		$ 15,000,000
Gain / (Loss) for valuation at fair value at year-end		273	$ 235
Premium paid or (collected)		$ (174,000,000)		$ (1,278,000,000)
Option contract [member] | Wheat [Member] | Purchase Put Option [Member]
Statement [Line Items]
Commodities (in tons)	4,800	4,800	2,600	2,600
Derivatives at fair value	$ 24,000,000			$ 6,000,000
Gain / (Loss) for valuation at fair value at year-end	$ 24,000,000			$ 13,000,000
Premium paid or (collected)		$ (106,000,000)	$ (24,000,000)
Option contract [member] | Wheat [Member] | Sale Put Options [Member]
Statement [Line Items]
Commodities (in tons)	0	0	7,700	7,700
Derivatives at fair value	$ 0			$ 0
Gain / (Loss) for valuation at fair value at year-end	$ 0			$ (28,000,000)
Premium paid or (collected)		$ 72	$ 67
Option contract [member] | Wheat [Member] | Sale Call Options [Member]
Statement [Line Items]
Commodities (in tons)	9,200	9,200	3,400	3,400
Derivatives at fair value	$ 0			$ 0
Gain / (Loss) for valuation at fair value at year-end		$ 0	$ (30)
Premium paid or (collected)		$ 112	$ 26
Option contract [member] | Wheat [Member] | Purchased Call Options [Member]
Statement [Line Items]
Commodities (in tons)	0	0	700	700
Derivatives at fair value		$ 0	$ 0
Gain / (Loss) for valuation at fair value at year-end		0	0
Premium paid or (collected)		$ (85,000,000)	$ (45,000,000)
Option contract [member] | Cotton [member] | Purchase Call Option [Member]
Statement [Line Items]
Commodities (in tons)	0	0	0	0
Derivatives at fair value		$ 0	$ (2,000,000)
Gain / (Loss) for valuation at fair value at year-end		0	0
Premium paid or (collected)		$ 0	$ 0
Option contract [member] | Ethanol [Member] | Purchase Call Option [Member]
Statement [Line Items]
Commodities (in tons)	159	159	14,550	14,550
Derivatives at fair value		$ 12,000,000	$ 60,000,000
Gain / (Loss) for valuation at fair value at year-end		0	(23,000,000)
Premium paid or (collected)		0	$ 0
Option contract [member] | Wheat One [Member] | Purchased Call Options [Member]
Statement [Line Items]
Derivatives at fair value		0
Gain / (Loss) for valuation at fair value at year-end		0
Premium paid or (collected)		$ (61,000,000)